Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity investment	$ 256,560
Write-off of loan receivable	111,652
To the CEO
Due to related party	1,100,959	$ 696,717
CEO Companies
Revenues earned from related party entity	131,171	$ 231,902
Equity investment	256,560
Write-off of loan receivable	111,652
To the President
Consulting fees paid to a related party	$ 8,796